EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the nine months ended September 30,
	2013	2014
	Ordinary shares RMB	Class A RMB	Class A US$	Class B RMB	Class B US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Basic earnings per share:
Numerator:
Net income	333,485	175,021	28,514	324,102	52,803

Denominator:
Weighted average ordinary shares outstanding	100,000,000	37,147,194	37,147,194	68,788,940	68,788,940
Basic earnings per share:
Net income	3.33	4.71	0.77	4.71	0.77
Diluted earnings per share:
Numerator:
Net income	333,485	193,956	31,599	305,167	49,718
Reallocation of undistributed income from continuing operations as a result of conversion of Class B to Class A ordinary shares	—	305,167	49,718	—	—

Net income	333,485	499,123	81,317	305,167	49,718

Denominator:
Weighted average ordinary shares outstanding	100,000,000	37,147,194	37,147,194	68,788,940	68,788,940
Conversion of Class B to Class A ordinary shares	—	68,788,940	68,788,940	—	—
Dilutive effect of stock options	1,322,763	6,573,095	6,573,095	—	—

Weighted-average number of shares outstanding-diluted	101,322,763	112,509,229	112,509,229	68,788,940	68,788,940

Diluted earnings per share:
Net income	3.29	4.44	0.72	4.44	0.72

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2011	2012	2013
	Ordinary shares	Ordinary shares	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Basic earnings (loss) per share:
Numerator:
Income from continuing operations	135,446	212,881	142,053	23,465	314,109	51,887
Loss from discontinued operations	(4,182)	—	—	—	—	—

Net income	131,264	212,881	142,053	23,465	314,109	51,887

Denominator:
Weighted average ordinary shares outstanding	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Basic earnings (loss) per share:
Income from continuing operations	1.35	2.13	4.57	0.75	4.57	0.75
Loss from discontinued operations	(0.04)	—	—	—	—	—

Net income	1.31	2.13	4.57	0.75	4.57	0.75

Diluted earnings (loss) per share:
Numerator:
Income from continuing operations	135,446	212,881	155,394	25,669	300,768	49,683
Loss from discontinued operations	(4,182)	—	—	—	—	—
Reallocation of undistributed income from continuing operations as a result of conversion of Class B to Class A ordinary shares (Note 15)	—	—	300,768	49,683	—	—

Net income	131,264	212,881	456,162	75,352	300,768	49,683

Denominator:
Weighted average ordinary shares outstanding	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Conversion of Class B to Class A ordinary shares (Note 15)	—	—	68,788,940	68,788,940	—	—
Dilutive effect of stock options	189,928	650,652	4,431,072	4,431,072	—	—

Weighted-average number of shares outstanding- diluted	100,189,928	100,650,652	104,329,226	104,329,226	68,788,940	68,788,940

Diluted earnings (loss) per share:
Income from continuing operations	1.35	2.12	4.37	0.72	4.37	0.72
Loss from discontinued operations	(0.04)	—	—	—	—	—

Net income	1.31	2.12	4.37	0.72	4.37	0.72